Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.6% of net assets

Equity Funds 99.6%
International 29.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,082,636	32,048,696
Schwab Fundamental International Large Company Index Fund	4,959,736	37,594,798
Schwab Fundamental International Small Company Index Fund	2,784,431	31,074,246
Schwab International Index Fund	4,689,740	88,401,593
		189,119,333
Large-Cap 50.3%
Schwab Fundamental US Large Company Index Fund	5,214,464	84,578,612
Schwab S&P 500 Index Fund	4,000,050	202,282,532
Schwab U.S. Large-Cap Growth Index Fund	548,952	33,925,234
		320,786,378
Real Estate 4.8%
Schwab U.S. REIT ETF	842,078	30,786,372
Small-Cap 14.9%
Schwab Fundamental US Small Company Index Fund	2,490,436	28,988,679
Schwab Small-Cap Index Fund	2,519,302	65,678,199
		94,666,878
Total Affiliated Underlying Funds
(Cost $436,843,557)		635,358,961
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Trust Banking, Limited
0.01%, 08/03/20 (a)	2,803,963	2,803,963
Total Short-Term Investment
(Cost $2,803,963)		2,803,963
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$34,543,201	$3,213,720	($320,000)	$3,038	($5,391,263)	$32,048,696	4,082,636	$1,353,720
Schwab Fundamental International Large Company Index Fund	40,345,903	4,323,427	(490,000)	(72,315)	(6,512,217)	37,594,798	4,959,736	1,493,427
Schwab Fundamental International Small Company Index Fund	35,162,430	1,475,116	(1,640,000)	(253,755)	(3,669,545)	31,074,246	2,784,431	995,116
Schwab Fundamental US Large Company Index Fund	93,229,404	5,002,650	(5,810,000)	(605,033)	(7,238,409)	84,578,612	5,214,464	5,002,650
Schwab Fundamental US Small Company Index Fund	50,829,585	5,350,054	(20,360,000)	(1,441,838)	(5,389,122)	28,988,679	2,490,436	1,890,053
Schwab International Index Fund	96,463,199	7,477,772	(7,080,000)	(1,396,041)	(7,063,337)	88,401,593	4,689,740	3,017,772
Schwab S&P 500 Index Fund	217,206,651	4,772,544	(31,570,000)	15,382,557	(3,509,220)	202,282,532	4,000,050	4,372,544
Schwab Small-Cap Index Fund	119,883,006	12,637,133	(55,690,000)	10,746,643	(21,898,583)	65,678,199	2,519,302	7,347,133
Schwab U.S. Large-Cap Growth Index Fund	—	32,900,000	(5,490,000)	(28,274)	6,543,508	33,925,234	548,952	—
Schwab U.S. REIT ETF	—	35,524,178	—	—	(4,737,806)	30,786,372	842,078	273,320
Total	$687,663,379	$112,676,594	($128,450,000)	$22,334,982	($58,865,994)	$635,358,961		$25,745,735
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$635,358,961	$—	$—	$635,358,961
Short-Term Investment[1]	—	2,803,963	—	2,803,963
Total	$635,358,961	$2,803,963	$—	$638,162,924
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

Equity Funds 80.4%
International 20.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,275,930	25,716,054
Schwab Fundamental International Large Company Index Fund	4,008,276	30,382,733
Schwab Fundamental International Small Company Index Fund	2,275,039	25,389,438
Schwab International Index Fund	3,819,177	71,991,489
		153,479,714
Large-Cap 43.8%
Schwab Fundamental US Large Company Index Fund	5,590,704	90,681,220
Schwab S&P 500 Index Fund	4,308,686	217,890,247
Schwab U.S. Large-Cap Growth Index Fund	449,710	27,792,090
		336,363,557
Real Estate 3.8%
Schwab U.S. REIT ETF	799,479	29,228,952
Small-Cap 12.8%
Schwab Fundamental US Small Company Index Fund	2,558,055	29,775,764
Schwab Small-Cap Index Fund	2,627,390	68,496,062
		98,271,826
		617,344,049

Fixed-Income Funds 15.7%
Intermediate-Term Bond 15.7%
Schwab U.S. Aggregate Bond Index Fund	10,991,349	120,245,361

Security	Number of Shares	Value ($)
Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	19,556,883	19,566,662
Total Affiliated Underlying Funds
(Cost $505,400,663)		757,156,072
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Australia & New Zealand Banking Group Ltd.
0.01%, 08/03/20 (b)	7,694,915	7,694,915
Barclays Capital, Inc.
0.01%, 08/03/20 (b)	1,889,631	1,889,631
Total Short-Term Investments
(Cost $9,584,546)		9,584,546
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$28,413,513	$2,746,380	($1,610,000)	$129,514	($3,963,353)	$25,716,054	3,275,930	$1,066,381
Schwab Fundamental International Large Company Index Fund	32,938,332	3,239,233	(680,000)	(163,686)	(4,951,146)	30,382,733	4,008,276	1,219,232
Schwab Fundamental International Small Company Index Fund	26,960,646	1,903,215	(580,001)	(94,747)	(2,799,675)	25,389,438	2,275,039	773,215
Schwab Fundamental US Large Company Index Fund	98,801,392	7,108,339	(7,570,001)	76,938	(7,735,448)	90,681,220	5,590,704	5,178,338
Schwab Fundamental US Small Company Index Fund	48,680,656	5,160,148	(17,670,001)	(1,056,541)	(5,338,498)	29,775,764	2,558,055	1,810,147
Schwab International Index Fund	75,410,421	5,989,153	(3,160,000)	(367,584)	(5,880,501)	71,991,489	3,819,177	2,359,153
Schwab S&P 500 Index Fund	229,515,716	8,174,564	(34,089,999)	19,976,637	(5,686,671)	217,890,247	4,308,686	4,594,565
Schwab Small-Cap Index Fund	114,668,640	14,986,509	(50,880,000)	11,551,720	(21,830,807)	68,496,062	2,627,390	6,906,509
Schwab U.S. Aggregate Bond Index Fund	120,769,170	20,048,092	(26,820,000)	981,235	5,266,864	120,245,361	10,991,349	2,308,627
Schwab U.S. Large-Cap Growth Index Fund	—	26,270,000	(3,859,999)	21,544	5,360,545	27,792,090	449,710	—
Schwab U.S. REIT ETF	—	35,788,007	(1,627,561)	(687,019)	(4,244,475)	29,228,952	799,479	261,730
Schwab Variable Share Price Money Fund, Ultra Shares	33,651,006	3,266,405	(17,350,000)	4,565	(5,314)	19,566,662	19,556,883	238,035
Total	$809,809,492	$134,680,045	($165,897,562)	$30,372,576	($51,808,479)	$757,156,072		$26,715,932
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$757,156,072	$—	$—	$757,156,072
Short-Term Investments[1]	—	9,584,546	—	9,584,546
Total	$757,156,072	$9,584,546	$—	$766,740,618
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

Equity Funds 60.5%
International 15.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,692,183	13,283,640
Schwab Fundamental International Large Company Index Fund	2,069,910	15,689,921
Schwab Fundamental International Small Company Index Fund	1,199,899	13,390,872
Schwab International Index Fund	1,950,254	36,762,296
		79,126,729
Large-Cap 33.6%
Schwab Fundamental US Large Company Index Fund	2,874,578	46,625,659
Schwab S&P 500 Index Fund	2,225,109	112,523,785
Schwab U.S. Large-Cap Growth Index Fund	285,529	17,645,687
		176,795,131
Real Estate 2.8%
Schwab U.S. REIT ETF	405,034	14,808,043
Small-Cap 9.1%
Schwab Fundamental US Small Company Index Fund	1,225,885	14,269,296
Schwab Small-Cap Index Fund	1,289,721	33,623,030
		47,892,326
		318,622,229

Fixed-Income Funds 35.6%
Intermediate-Term Bond 34.7%
Schwab U.S. Aggregate Bond Index Fund	16,709,516	182,802,110
Security	Number of Shares	Value ($)
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	461,375	4,798,295

Money Market Fund 2.6%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	13,760,050	13,766,930
Total Affiliated Underlying Funds
(Cost $376,601,283)		519,989,564
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Citibank
0.01%, 08/03/20 (b)	1,506,375	1,506,375
JPMorgan Chase Bank
0.01%, 08/03/20 (b)	5,270,520	5,270,520
Total Short-Term Investments
(Cost $6,776,895)		6,776,895
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$13,985,994	$2,288,100	($1,150,000)	($128,872)	($1,711,582)	$13,283,640	1,692,183	$548,100
Schwab Fundamental International Large Company Index Fund	16,361,563	2,255,633	(520,000)	(125,873)	(2,281,402)	15,689,921	2,069,910	605,633
Schwab Fundamental International Small Company Index Fund	13,942,514	1,973,121	(1,260,000)	(156,856)	(1,107,907)	13,390,872	1,199,899	383,121
Schwab Fundamental US Large Company Index Fund	49,891,262	6,551,363	(6,445,000)	90,937	(3,462,903)	46,625,659	2,874,578	2,591,363
Schwab Fundamental US Small Company Index Fund	24,552,319	3,402,956	(10,730,000)	(700,011)	(2,255,968)	14,269,296	1,225,885	912,956
Schwab International Index Fund	38,010,985	4,229,143	(2,480,000)	(89,204)	(2,908,628)	36,762,296	1,950,254	1,189,143
Schwab S&P 500 Index Fund	114,675,422	7,585,313	(17,675,000)	7,893,403	44,647	112,523,785	2,225,109	2,275,313
Schwab Short-Term Bond Index Fund	—	5,386,431	(680,000)	6	91,858	4,798,295	461,375	36,467
Schwab Small-Cap Index Fund	56,788,172	8,543,448	(26,750,000)	6,346,267	(11,304,857)	33,623,030	1,289,721	3,443,449
Schwab U.S. Aggregate Bond Index Fund	189,452,490	23,441,927	(39,647,025)	1,540,397	8,014,321	182,802,110	16,709,516	3,552,734
Schwab U.S. Large-Cap Growth Index Fund	—	16,050,000	(1,910,000)	102,182	3,403,505	17,645,687	285,529	—
Schwab U.S. REIT ETF	—	18,258,171	(1,078,345)	(249,787)	(2,121,996)	14,808,043	405,034	135,783
Schwab Variable Share Price Money Fund, Ultra Shares	23,045,463	1,681,510	(10,960,000)	2,727	(2,770)	13,766,930	13,760,050	162,105
Total	$540,706,184	$101,647,116	($121,285,370)	$14,525,316	($15,603,682)	$519,989,564		$15,836,167
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$519,989,564	$—	$—	$519,989,564
Short-Term Investments[1]	—	6,776,895	—	6,776,895
Total	$519,989,564	$6,776,895	$—	$526,766,459
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 40.5%
International 10.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	685,586	5,381,850
Schwab Fundamental International Large Company Index Fund	816,912	6,192,195
Schwab Fundamental International Small Company Index Fund	457,936	5,110,561
Schwab International Index Fund	758,011	14,288,505
		30,973,111
Large-Cap 22.4%
Schwab Fundamental US Large Company Index Fund	1,106,989	17,955,369
Schwab S&P 500 Index Fund	877,688	44,384,690
Schwab U.S. Large-Cap Growth Index Fund	106,933	6,608,481
		68,948,540
Real Estate 2.0%
Schwab U.S. REIT ETF	168,322	6,153,852
Small-Cap 6.1%
Schwab Fundamental US Small Company Index Fund	485,994	5,656,967
Schwab Small-Cap Index Fund	504,724	13,158,155
		18,815,122
		124,890,625

Fixed-Income Funds 55.6%
Intermediate-Term Bond 54.6%
Schwab U.S. Aggregate Bond Index Fund	15,417,584	168,668,373
Security	Number of Shares	Value ($)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	285,651	2,970,770

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	9,214,013	9,218,620
Total Affiliated Underlying Funds
(Cost $248,638,189)		305,748,388
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Barclays Capital, Inc.
0.01%, 08/03/20 (b)	3,087,803	3,087,803
Citibank
0.01%, 08/03/20 (b)	347,552	347,552
Total Short-Term Investments
(Cost $3,435,355)		3,435,355
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,603,496	$1,810,407	($340,000)	($89,036)	($603,017)	$5,381,850	685,586	$180,407
Schwab Fundamental International Large Company Index Fund	5,300,132	2,364,199	(660,000)	(48,110)	(764,026)	6,192,195	816,912	184,199
Schwab Fundamental International Small Company Index Fund	4,204,530	1,580,583	(230,000)	(47,509)	(397,043)	5,110,561	457,936	120,583
Schwab Fundamental US Large Company Index Fund	16,081,095	6,412,580	(3,380,000)	(88,817)	(1,069,489)	17,955,369	1,106,989	842,581
Schwab Fundamental US Small Company Index Fund	8,140,482	1,905,423	(3,460,000)	(130,278)	(798,660)	5,656,967	485,994	295,423
Schwab International Index Fund	12,298,142	3,914,738	(880,000)	(132,410)	(911,965)	14,288,505	758,011	384,737
Schwab S&P 500 Index Fund	37,203,924	12,339,187	(8,010,000)	481,780	2,369,799	44,384,690	877,688	739,187
Schwab Short-Term Bond Index Fund	—	3,219,593	(300,000)	1,726	49,451	2,970,770	285,651	19,617
Schwab Small-Cap Index Fund	18,249,017	5,452,850	(8,850,000)	1,420,986	(3,114,698)	13,158,155	504,724	1,102,850
Schwab U.S. Aggregate Bond Index Fund	144,260,615	40,285,070	(23,710,927)	741,223	7,092,392	168,668,373	15,417,584	2,827,838
Schwab U.S. Large-Cap Growth Index Fund	—	5,910,001	(520,000)	16,748	1,201,732	6,608,481	106,933	—
Schwab U.S. REIT ETF	—	7,860,200	(768,254)	(222,141)	(715,953)	6,153,852	168,322	52,883
Schwab Variable Share Price Money Fund, Ultra Shares	10,780,838	10,087,332	(11,650,000)	4,583	(4,133)	9,218,620	9,214,013	78,426
Total	$261,122,271	$103,142,163	($62,759,181)	$1,908,745	$2,334,390	$305,748,388		$6,828,731
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$305,748,388	$—	$—	$305,748,388
Short-Term Investments[1]	—	3,435,355	—	3,435,355
Total	$305,748,388	$3,435,355	$—	$309,183,743
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL20